Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Schedule of debt

Outstanding debt as of June 30, 2024 and December 31, 2023 consists of the following (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
October 2022 Convertible Notes measured at fair value	$14,086	$13,469
April 2023 Convertible Notes measured at fair value	16,035	15,385
November 2023 Convertible Notes measured at fair value	8,312	9,132
February 2024 Convertible Notes measured at fair value	6,993	—
May 2024 Convertible Notes measured at fair value	3,026	—
June 2024 Convertible Notes measured at fair value	2,503	—
SVB term loan	990	1,838
Total outstanding debt	$51,945	$39,824

	December 31, 2023	December 31, 2022
October 2022 Convertible Notes measured at fair value	$13,469	$9,500
April 2023 Convertible Notes measured at fair value	15,385	—
November 2023 Convertible Notes measured at fair value	9,132	—
SVB term loan	1,838	—
Total Outstanding Debt	$39,824	$9,500